Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year[1]	Summary Compensation Table Total for PEO[2] ($)	Compensation Actually Paid to PEO[3] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[2] ($)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers[4] ($)	Value of initial fixed $100 investment based on:		Net Income ($ in Millions)	Adjusted EBITDA as a percentage of net sales[6]
					Total Shareholder Return ($)	Peer Group Total Shareholder Return[5] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	12,071,147	(14,955,812)	4,032,331	(1,180,462)	132.44	142.94	208.9	29.7%
2021	10,498,881	28,998,082	2,531,346	6,304,090	278.79	219.50	409.1	30.4%
2020	10,185,801	30,833,487	2,032,973	6,664,122	192.83	153.66	295.0	29.2%

Company Selected Measure Name	djusted EBITDA
Named Executive Officers, Footnote [Text Block]	The PEO and non-PEO NEOs for the applicable years were as follows:
2022: Mr. Loy served as our PEO; Mr. Graves, Mr. Edlund, Ms. Rice, Mr. Colella and Mr. Woodland served as our non-PEO NEOs.
2021: Mr. Loy served as our PEO; Mr. Graves, Mr. Edlund, Ms. Rice and Clint Haris, Senior Vice President and President, Microcontamination Control, served as our non-PEO NEOs.
	2020: Mr. Loy served as our PEO; Mr. Graves, Mr. Edlund, Ms. Rice and Mr. Haris served as our non-PEO NEOs.
Peer Group Issuers, Footnote [Text Block]	The peer group for each listed fiscal year consists of the companies listed in the Philadelphia Semiconductor Index TSR effective as of December 31, 2022.
PEO Total Compensation Amount	$ 12,071,147	$ 10,498,881	$ 10,185,801
PEO Actually Paid Compensation Amount	$ (14,955,812)	28,998,082	30,833,487
Adjustment To PEO Compensation, Footnote [Text Block]	PEO - Compensation Actually Paid
The amounts in the following table represent each of the amounts deducted and added to the equity award values for the PEO for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (c) of the Pay Versus Performance table:

Year	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid ($)
2022	9,472,554	3,338,027	(19,164,110)	(1,728,323)	(17,554,405)
2021	7,513,579	12,131,903	12,448,578	1,432,299	26,012,780
2020	7,615,713	14,455,226	(2,147,538)	15,955,710	28,263,399

Non-PEO NEO Average Total Compensation Amount	$ 4,032,331	2,531,346	2,032,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,180,462)	6,304,090	6,664,122
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Average non-PEO NEO Compensation Actually Paid
The amounts in the following table represent each of the amounts deducted and added to the equity award values for the non-PEO NEOs for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (e) of the Pay Versus Performance table:

Year	Grant Date Fair Value of Equity Awards Granted During Applicable Year ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year ($)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Total Equity Value Reflected in Compensation Actually Paid ($)
2022	1,670,764	901,518	(2,611,814)	(324,344)	(2,034,640)
2021	1,428,038	2,305,895	2,343,287	2,053,628	6,702,810
2020	1,023,726	2,305,459	61,045	3,487,192	5,853,697

Total Shareholder Return Vs Peer Group [Text Block]
The following graphic compares the cumulative total stockholder return (“TSR”) on our common stock from December 31, 2019 through December 31, 2022 with the cumulative total return of the Philadelphia Semiconductor Index, assuming $100 was invested at the close of trading December 31, 2019 in our common stock and the Philadelphia Semiconductor Index and that all dividends are reinvested.
ENTEGRIS TSR PERFORMANCE VERSUS THE PHILADELPHIA SEMICONDUCTOR INDEX

Total Shareholder Return Amount	$ 132.44	278.79	192.83
Peer Group Total Shareholder Return Amount	142.94	219.50	153.66
Net Income (Loss)	$ 208,900,000	$ 409,100,000	$ 295,000,000.0
Company Selected Measure Amount	0.297	0.304	0.292
PEO Name	Mr. Loy	Mr. Loy	Mr. Loy
Additional 402(v) Disclosure [Text Block]	The 2022 Summary Compensation Table totals reflected are as reported for the PEO and the average of the non-PEO NEOs for each of 2022, 2021 and 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	The Company has identified adjusted EBITDA as a percentage of net sales as our company-selected measure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the non-PEO NEOs in 2022 to the Company’s performance. See Appendix A for more information on the Company’s use of non-GAAP metrics, including GAAP to non-GAAP reconciliations.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA as a percentage of net sales
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Quality Performance
PEO [Member] | Equity Awards Granted During The Year, Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 9,472,554	$ 7,513,579	$ 7,615,713
PEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	3,338,027	12,131,903	14,455,226
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(19,164,110)	12,448,578	(2,147,538)
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,728,323)	1,432,299	15,955,710
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,554,405)	26,012,780	28,263,399
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	1,670,764	1,428,038	1,023,726
Non-PEO NEO [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	901,518	2,305,895	2,305,459
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(2,611,814)	2,343,287	61,045
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(324,344)	2,053,628	3,487,192
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,034,640)	$ 6,702,810	$ 5,853,697